Going Concern and Management's Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Going Concern And Managements Plans [Abstract]
Going Concern and Management's Plans
2.	Going Concern and Management’s Plans

For the six months ended June 30, 2018 and 2017, the Company incurred loss from operations of approximately $12.7 million and $1.8 million, respectively, and incurred net loss of $12.4 million and $2.3 million, respectively, and cash used in operations was approximately $11.4 million and $1.7 million, respectively. Further, the Company had accumulated deficit of approximately $138.7 million and $126.7 million as of June 30, 2018 and December 31, 2017, respectively, due to recurring losses since the inception of its business.

The Company must continue to rely on proceeds from debt and equity issuances to pay for ongoing operating expenses in order to execute its business plan. On May 19, 2017, the Company completed a common stock financing for $2.0 million with certain investors, officers & directors and affiliates in a private placement. On October 23, 2017, the Company completed a common stock financing with Hong Kong Guo Yuan Group Capital Holdings Limited for $10 million. In March 2018, the Company entered into a common stock financing with GT Dollar Pte. Ltd., for a private placement totaling $40.0 million, which agreement was subsequently amended and restated on June 28, 2018 to reduce such investment to $10.0 million (See Note 9). The Company has received $5.3 million and expects to receive the remaining $4.7 million in the third quarter. The Company entered into a Convertible Note Purchase Agreement with Advantech Capital Investment II Limited on June 28, 2018 for $12.0 million. The funds were delivered on July 5, 2018.

        Although the Company may attempt to raise funds by issuing debt or equity instruments, additional financing may not be available to the Company on terms acceptable to the Company or at all or such resources may not be received in a timely manner.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty. If we are in fact unable to continue as a going concern, our shareholders may lose their entire investment in our Company.

3. Going Concern and Management’s Plans

For the years ended December 31, 2017 and 2016, the Company incurred losses from operations of approximately $9.8 million and $28.9 million, respectively, and incurred net loss of $10.2 million and $28.5 million, respectively, and the Company used cash for operations of approximately $10.0 million and $9.4 million, respectively. Further, the Company had accumulated deficits of approximately $125.9 million and $115.7 million as of December 31, 2017 and 2016, respectively, due to recurring losses since its inception.

The Company must continue to rely on proceeds from debt and equity issuances to pay for ongoing operating expenses in order to execute its business plan. On March 28, 2016, the Company completed a common stock financing for $10.0 million. In addition, the Company completed four separate common stock financings with Seven Star Works Co. Ltd. (“SSW”) for $4.0 million on July 19, 2016, with Harvest Alternative Investment Opportunities SPC (“Harvest”) for $4.0 million on August 12, 2016, with Sun Seven Stars Hong Kong Cultural Development Limited (“SSSHK”) for $2.0 million on November 17, 2016 and with certain investors, officers & directors and affiliates in a private placement for $2.0 million on May 19, 2017, respectively. On October 23, 2017, the Company entered into a Securities Purchase Agreement with Hong Kong Guo Yuan Group Capital Holdings Limited. Pursuant to the terms of the agreement, the Company has agreed to sell and issue 5,494,505 shares of the Company’s common stock to the Hong Kong Guo Yuan Group Capital Holdings Limited for $1.82 per share, or a total purchase price of $10.0 million. Although the Company believes it has the ability to raise funds by issuing debt or equity instruments, additional financing may not be available to the Company on terms acceptable to the Company or at all or such resources may not be received in a timely manner.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.